Equity - Summary of Significant Terms and Conditions of Preferred Shares (Parenthetical) (Detail)	12 Months Ended
	Oct. 31, 2019 $ / shares	Oct. 31, 2019 $ / shares	Nov. 24, 2018 $ / shares
Series AZ, BB, BD, BF, BK, BM, and BO [member]
Disclosure of classes of share capital [line items]
Redemption price per share	$ 25
Series W, AA, AC, AD, AE, AF, AG, BH, BI and BJ [member]
Disclosure of classes of share capital [line items]
Redemption price per share	26
Redemption price per share decreasing rate	$ 0.25
Series C-2 [member]
Disclosure of classes of share capital [line items]
Redemption price per share		$ 1,000
Series BH, BI, BJ, AZ, BB, BD, BF, BF and BM [member]
Disclosure of classes of share capital [line items]
Preference shares NVCC conversion formula	The number of shares issued is determined by dividing the preferred share value ($25 plus declared and unpaid dividends) by the conversion price.
Bottom of range [member] | Series BH, BI, BJ, AZ, BB, BD, BF, BF and BM [member]
Disclosure of classes of share capital [line items]
Preference shares NVCC provision floor price	$ 5
Series W non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Redemption price per share	$ 25.00
Series W non-cumulative fixed rate first preference shares [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
First Preferred Shares conversion formula	First Preferred Shares Series W may be converted into that number of common shares determined by dividing the current redemption price by the greater of $2.50 and 95% of the weighted average trading price of common shares at such time.
Redemption price per share	$ 2.50
Series W non-cumulative fixed rate first preference shares [member] | Weighted average [member]
Disclosure of classes of share capital [line items]
Redemption price percentage	95.00%	95.00%
Series AD non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Redemption price per share	$ 25		$ 25